Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2019
Supplemental disclosure of non-cash transactions
Prepaid Expenses and Other Current Assets

Note 7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets were comprised of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Prepaid Expenses	$61,432	$56,376
Other Current Assets	$0	$0
Total	$61,432	$56,376